INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ (34)	$ 305	$ 1,018
Deferred tax expense (benefit)
Current and deferred tax relating to items credited (charged) directly to equity	(231)	0	(185)
Total	(265)	305	833
Unrealized gain on investments in equity instruments at FVOCI
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	0	0	167
Current tax expense (benefit)
Realized gain on investments in equity instruments at FVOCI	0	0	0
Deferred tax expense (benefit)
Deferred tax expense (benefit)	0	0	0
Gain (loss) on derivative financial instruments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(126)	(31)	648
Recognized actuarial gain (loss)
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(18)	193	144
Foreign currency translation adjustments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	110	143	59
Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH
Deferred tax expense (benefit)
Deferred tax expense (benefit)	$ (231)	$ 0	$ (185)